UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                 FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21162

Name of Fund:  Merrill Lynch Fundamental Growth Principal Protected Fund of
               Merrill Lynch Principal Protected Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments


Merrill Lynch Fundamental Growth Principal Protected Fund

Schedule of Investments as of May 31, 2005

Industry*                                Shares Held   Common Stocks                                                     Value
Aerospace & Defense - 1.5%                   18,200    Boeing Co.                                                 $     1,162,980
                                             17,100    Lockheed Martin Corp.                                            1,109,619
                                                                                                                  ---------------
                                                                                                                        2,272,599

Beverages - 0.9%                             24,200    PepsiCo, Inc.                                                    1,362,460

Biotechnology - 1.5%                         55,700    Gilead Sciences, Inc. (d)                                        2,272,560

Capital Markets - 0.6%                       13,500    Franklin Resources, Inc.                                           973,890

Chemicals - 4.3%                             25,200    Air Products & Chemicals, Inc.                                   1,517,796
                                             42,300    The Dow Chemical Co.                                             1,915,767
                                             25,500    E.I. du Pont de Nemours & Co.                                    1,186,005
                                             32,900    Praxair, Inc.                                                    1,542,023
                                              4,600    Sigma-Aldrich Corp.                                                275,586
                                                                                                                  ---------------
                                                                                                                        6,437,177

Commercial Banks - 1.2%                      24,200    Bank of America Corp.                                            1,120,944
                                             28,600    U.S. Bancorp                                                       838,838
                                                                                                                  ---------------
                                                                                                                        1,959,782

Communications Equipment - 1.3%              53,800    Corning, Inc. (d)                                                  843,584
                                             32,400    Telefonaktiebolaget LM Ericsson (b)                              1,018,332
                                                                                                                  ---------------
                                                                                                                        1,861,916

Consumer Finance - 0.5%                      36,300    MBNA Corp.                                                         765,567

Diversified Financial Services - 0.6%        19,400    Citigroup, Inc.                                                    913,934

Energy Equipment & Services - 4.0%           21,300    Baker Hughes, Inc.                                                 983,847
                                             10,700    Grant Prideco, Inc. (d)                                            257,014
                                             28,200    Halliburton Co.                                                  1,205,268
                                              8,500    National Oilwell Varco, Inc. (d)                                   382,500
                                             24,300    Schlumberger Ltd.                                                1,661,391
                                             29,700    Transocean, Inc. (d)                                             1,479,357
                                                                                                                  ---------------
                                                                                                                        5,969,377

Food Products - 1.2%                         32,400    McCormick & Co., Inc.                                            1,096,416
                                             12,500    Wm. Wrigley Jr. Co.                                                853,375
                                                                                                                  ---------------
                                                                                                                        1,949,791

Health Care Equipment & Supplies -           33,600    Alcon, Inc.                                                      3,436,272
6.9%                                         48,000    Boston Scientific Corp. (d)                                      1,300,320
                                             10,300    Fisher Scientific International (d)                                643,338
                                             31,400    Medtronic, Inc.                                                  1,687,750
                                             22,100    St. Jude Medical, Inc. (d)                                         886,652
                                             32,700    Varian Medical Systems, Inc. (d)                                 1,229,847
                                              8,700    Waters Corp. (d)                                                   337,995
                                             14,400    Zimmer Holdings, Inc. (d)                                        1,102,752
                                                                                                                  ---------------
                                                                                                                       10,624,926

Health Care Providers & Services -           22,100    Caremark Rx, Inc. (d)                                              986,986
3.2%                                          4,000    Covance, Inc. (d)                                                  174,640
                                             42,200    UnitedHealth Group, Inc.                                         2,050,076
                                             13,800    WellPoint, Inc. (d)                                              1,835,400
                                                                                                                  ---------------
                                                                                                                        5,047,102

Hotels, Restaurants & Leisure -              17,800    Carnival Corp.                                                     941,620
4.7%                                         24,500    Marriott International, Inc. Class A                             1,654,730
                                             22,400    Starbucks Corp. (d)                                              1,226,400
                                             26,600    Starwood Hotels & Resorts Worldwide, Inc.                        1,488,802
                                              3,400    Station Casinos, Inc.                                              221,340
                                             16,600    Wynn Resorts Ltd. (d)                                              777,710
                                             17,700    Yum! Brands, Inc.                                                  907,833
                                                                                                                  ---------------
                                                                                                                        7,218,435

Household Products - 1.3%                    37,300    Procter & Gamble Co.                                             2,057,095

IT Services - 0.8%                           24,600    First Data Corp.                                                   930,618
                                             14,400    Hewitt Associates, Inc. Class A (d)                                366,480
                                                                                                                  ---------------
                                                                                                                        1,297,098

Industrial Conglomerates - 5.7%              47,500    3M Co.                                                           3,640,875
                                            137,900    General Electric Co.                                             5,030,592
                                                                                                                  ---------------
                                                                                                                        8,671,467

Internet Software & Services - 1.7%           3,200    Google, Inc. (d)                                                   890,880
                                             43,200    Yahoo!, Inc. (d)                                                 1,607,040
                                                                                                                  ---------------
                                                                                                                        2,497,920

Machinery - 1.1%                              9,100    Caterpillar, Inc.                                                  856,401
                                             12,600    Deere & Co.                                                        833,490
                                                                                                                  ---------------
                                                                                                                        1,689,891

Media - 0.6%                                 32,700    Walt Disney Co.                                                    897,288

Oil, Gas & Consumable Fuels - 0.2%            3,800    Ashland, Inc.                                                      259,540

Personal Products - 0.6%                     22,900    Avon Products, Inc.                                                910,046

Pharmaceuticals - 2.2%                       50,100    Johnson & Johnson                                                3,361,710

Software - 2.4%                             144,300    Microsoft Corp.                                                  3,722,940

Specialty Retail - 0.9%                      62,750    Staples, Inc.                                                    1,351,008

Textiles, Apparel & Luxury Goods - 1.0%      28,500    Coach, Inc. (d)                                                    827,640
                                              9,800    Nike, Inc. Class B                                                 805,560
                                                                                                                  ---------------
                                                                                                                        1,633,200

Thrifts & Mortgage Finance - 0.6%            20,800    Washington Mutual, Inc.                                            859,040

Trading Companies & Distributors - 0.1%       6,500    MSC Industrial Direct Co. Class A                                  202,345

                                                       Total Common Stocks
                                                       (Cost - $69,608,329) - 51.6%                                    79,040,104


                                                Face
                                              Amount   U.S. Government Obligations
                                                       U.S. Treasury STRIPS (a):
                                      $  34,998,000        3.153%** due 8/15/2009                                      30,034,479
                                         51,477,000        3.858%** due 11/15/2009                                     43,776,555

                                                       Total U.S. Government Obligations
                                                       (Cost - $74,138,005) - 48.1%                                    73,811,034


                                          Beneficial
                                            Interest   Short-Term Securities
                                      $     328,547    Merrill Lynch Liquidity Series, LLC Cash
                                                       Sweep Series I (c)                                                 328,547

                                                       Total Short-Term Securities
                                                       (Cost - $328,547) - 0.2%                                           328,547

Total Investments  (Cost - $144,074,881***)  - 99.9%                                                                  153,179,685
Other Assets Less Liabilities - 0.1%                                                                                      204,580
                                                                                                                  ---------------
Net Assets - 100.0%                                                                                               $   153,384,265
                                                                                                                  ===============

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

*** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                    $     146,182,111
                                                      =================
    Gross unrealized appreciation                     $       9,836,080
    Gross unrealized depreciation                           (2,838,506)
                                                      -----------------
    Net unrealized appreciation                       $       6,997,574
                                                      =================

(a) Separately Traded Registered Interest and Principal of Securities.

(b) Depositary Receipts.

(c) Investments in companies considered to be an affiliate of the Fund (such companies are defined as
    "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                              Interest/
                                            Net                Dividend
    Affiliate                             Activity              Income

    Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I          $  (1,055,593)         $  28,967
    Merrill Lynch Premier
      Institutional Fund                     --               $     708

(d) Non-income producing security.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Fundamental Growth Principal Protected Fund of
Merrill Lynch Principal Protected Trust


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: July 15, 2005


By:    /s/ Donald C. Burke
       ----------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Fundamental Growth Principal Protected Fund of Merrill Lynch Principal Protected Trust


Date: July 15, 2005